Retirement-Related Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	$ (18,374)	$ (15,978)
Defined Benefit Pension Plans | U.S. Plan(s)
Changes in benefit obligation:
Benefit obligation, balance at the beginning of the period	51,293	48,354
Interest cost	2,456	2,601	2,682
Acquisitions/divestitures, net	0
Actuarial losses/(gains)	3,551	3,573
Benefits paid from trust	(3,121)	(3,145)
Direct benefit payments	(95)	(92)
Amendments/curtailments/settlements/other		1
Benefit obligation, balance at the end of the period	54,085	51,293	48,354
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	50,259	47,269
Actual return on plan assets	4,080	6,135
Benefits paid from trust	(3,121)	(3,145)
Fair value of plan assets, balance at the end of the period	51,218	50,259	47,269
Funded status of plan assets, ending balance	(2,866)	(1,034)
Accumulated benefit obligation	54,085	51,293
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	596
Current liabilities-
Compensation and benefits	(96)	(94)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(2,770)	(1,536)
Funded Status	(2,866)	(1,034)
Defined Benefit Pension Plans | Non-U.S. Plans
Changes in benefit obligation:
Benefit obligation, balance at the beginning of the period	42,584	41,308
Service cost	505	508	585
Interest cost	1,843	1,841	1,898
Plan participants' contributions	53	57
Acquisitions/divestitures, net	(48)	(75)
Actuarial losses/(gains)	812	1,656
Benefits paid from trust	(1,995)	(1,957)
Direct benefit payments	(462)	(457)
Foreign exchange impact	(423)	(225)
Amendments/curtailments/settlements/other	(8)	(73)
Benefit obligation, balance at the end of the period	42,861	42,584	41,308
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	35,722	34,305
Actual return on plan assets	1,052	2,983
Employer contributions	728	801
Acquisitions/divestitures, net	(27)	(10)
Plan participants' contributions	53	57
Benefits paid from trust	(1,995)	(1,957)
Foreign exchange impact	(537)	(396)
Amendments/curtailments/settlements/other	367	(61)
Fair value of plan assets, balance at the end of the period	35,362	35,722	34,305
Funded status of plan assets, ending balance	(7,499)	(6,861)
Accumulated benefit obligation	42,063	41,630
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	2,843	2,471
Current liabilities-
Compensation and benefits	(304)	(289)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(10,038)	(9,044)
Funded Status	(7,499)	(6,861)
Expected return of Brazil plan assets during 2012 resulting from 2011 government ruling	200
Period for return of plan assets to entity	3
Nonpension Postretirement Plans | U.S. Plan(s)
Changes in benefit obligation:
Benefit obligation, balance at the beginning of the period	5,123	5,100
Service cost	33	33	41
Interest cost	236	262	289
Plan participants' contributions	228	235
Acquisitions/divestitures, net	0
Actuarial losses/(gains)	244	123
Benefits paid from trust	(623)	(641)
Direct benefit payments	(32)	(5)
Medicare/Government subsidies	65	16
Benefit obligation, balance at the end of the period	5,273	5,123	5,100
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	35	33
Actual return on plan assets	0	0
Employer contributions	397	408
Acquisitions/divestitures, net		0
Plan participants' contributions	228	235
Benefits paid from trust	(623)	(641)
Fair value of plan assets, balance at the end of the period	38	35	33
Funded status of plan assets, ending balance	(5,235)	(5,088)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	0
Current liabilities-
Compensation and benefits	(437)	(421)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(4,798)	(4,667)
Funded Status	(5,235)	(5,088)
Nonpension Postretirement Plans | Non-U.S. Plans
Changes in benefit obligation:
Benefit obligation, balance at the beginning of the period	872	767
Service cost	11	9	10
Interest cost	67	59	51
Acquisitions/divestitures, net	(1)	1
Actuarial losses/(gains)	47	32
Benefits paid from trust	(7)	(7)
Direct benefit payments	(27)	(25)
Foreign exchange impact	(60)	37
Amendments/curtailments/settlements/other		0
Benefit obligation, balance at the end of the period	901	872	767
Change in plan assets:
Fair value of plan assets, balance at the beginning of the period	120	104
Actual return on plan assets	13	17
Employer contributions	0	0
Acquisitions/divestitures, net	0	0
Benefits paid from trust	(7)	(7)
Foreign exchange impact	(15)	6
Fair value of plan assets, balance at the end of the period	112	120	104
Funded status of plan assets, ending balance	(789)	(752)
Net funded status recognized in the consolidated statement of financial position
Prepaid pension assets	0	1
Current liabilities-
Compensation and benefits	(22)	(22)
Noncurrent liabilities-
Retirement and nonpension postretirement benefit obligations	(768)	(731)
Funded Status	$ (789)	$ (752)